DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting on Swaps (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	£ 7,148,892	£ 4,535,297
Assets £m	24,753	22,051
Liabilities £m	24,042	18,060
Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	403,942	283,717
Assets £m	75	86
Liabilities £m	527	327
Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	152,697	172,729
Assets £m	11	53
Liabilities £m	503	308
Fair value hedges | Currency swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets £m	1	7
Liabilities £m	0	0
Fair value hedges | Interest rate and other swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets £m	10	46
Liabilities £m	503	308
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	249,703	109,093
Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	251,245	110,988
Assets £m	64	33
Liabilities £m	24	19
Cash flow hedges | Interest rate and other swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets £m	1	6
Liabilities £m	3	1
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	35	34
Currency swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	35	34
Assets £m	1	7
Liabilities £m	0	0
Currency swaps | Fair value hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	(2)	(2)
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	1,542	1,895
Currency swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets £m	63	27
Liabilities £m	21	18
Currency swaps | Cash flow hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	198	(6)
Interest rate and other swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	152,662	172,695
Interest rate and other swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	152,662	172,695
Assets £m	10	46
Liabilities £m	503	308
Interest rate and other swaps | Fair value hedges | Interest rate and other swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	1,286	946
Interest rate and other swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	249,703	109,093
Interest rate and other swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount £m	249,703	109,093
Assets £m	1	6
Liabilities £m	3	1
Interest rate and other swaps | Cash flow hedges | Interest rate and other swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness £m	£ (6,990)	£ (2,642)